GOODWILL AND OTHER INTANGIBLE ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Investment Management [Member]	Dec. 31, 2012 Sun America [Member]	Dec. 31, 2012 Alliance Bernstein [Member]	Dec. 31, 2011 Alliance Bernstein [Member]	Mar. 31, 2011 Alliance Bernstein [Member]	Dec. 31, 2012 Alliance Bernstein [Member] Investment Management [Member]	Dec. 31, 2011 Alliance Bernstein [Member] Investment Management [Member]	Dec. 31, 2010 Alliance Bernstein [Member] Investment Management [Member]	Dec. 31, 2012 Alliance Bernstein [Member] Sun America [Member] Investment Management [Member]
Goodwill And Intangible Asset Impairment [Line Items]
Carrying value of goodwill related to AllianceBernstein						$ 3,472	$ 3,472
Gross carrying amount of AllianceBernstein related intangible assets									561	561
Accumulated amortization of these intangible assets									360	336
Amortization expense related to the AllianceBernstein intangible assets	24	24	23						24	23	24
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months									24
Finite-Lived Intangible Assets, Amortization Expense, Year Two									24
Finite-Lived Intangible Assets, Amortization Expense, Year Three									24
Finite-Lived Intangible Assets, Amortization Expense, Year Four									24
Finite-Lived Intangible Assets, Amortization Expense, Year Five									24
AllianceBernstein acquired SunAmericas alternative investment group [Abstract]
Purchase price of this acquisition				25				21				49
Cash payment				21								14
Assumed liabilities				4								3
Contingent consideration												32
Recognition of of goodwill				15	46
Business Acquisition Cost Of Acquired Entity Deferred Compensation Liabilities Incurred												36
Contingent consideration payable, recurring payment												2
Performance Fees												4
Investment Management segments Other assets [Abstract]
Net deferred sales commissions									95	60
Estimated amortization expense of deferred sales commissions for year 1									39
Estimated amortization expense of deferred sales commissions for year 2									26
Estimated amortization expense of deferred sales commissions for year 3									20
Estimated amortization expense of deferred sales commissions for year 4									9
Estimated amortization expense of deferred sales commissions for year 5									$ 0